Investments (Details) ¥ in Millions		6 Months Ended
	Oct. 17, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Oct. 17, 2024 JPY (¥)
Crossing Cards [Member]
Investments [Line Items]
Ownership percentage	27.27%
TLS [Member]
Investments [Line Items]
Investment	$ 20,086			¥ 3.0
CROSSING CARDS CO., LTD [Member]
Investments [Line Items]
Investment	$ 46,585			7.0
Incorporation place	Japan
Incorporation date	Jun. 18, 2024
CROSSING CARDS CO., LTD [Member] | Minimum [Member]
Investments [Line Items]
Registered capital	$ 6,700			1.0
CROSSING CARDS CO., LTD [Member] | Maximum [Member]
Investments [Line Items]
Registered capital	$ 73,200			¥ 11.0
investment [Member]
Investments [Line Items]
Gain (loss) from equity method investment		$ 0	$ 0